Goodwill - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Detail) - Aggregate Not Significant Individual Goodwill [Member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0050	0.0050	0.0050
Revenue growth rates (GAGR) [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0230)	(0.0230)	(0.0230)
Change in headroom	¥ (2,463,604)	¥ (2,146,989)	¥ (25,847,474)
Headroom	¥ 2,119,700	¥ 6,452,828	¥ 13,130,846
Revenue growth rates (GAGR) [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0230	0.0230	0.0230
Change in headroom	¥ 2,673,028	¥ 2,340,354	¥ 27,516,937
Headroom	7,256,332	10,940,171	66,495,257
Loan loss rates [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in headroom	(3,906,215)	(3,406,514)	(8,194,765)
Headroom	¥ 677,089	¥ 5,193,303	¥ 30,783,555
Loan loss rates [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0050)	(0.0050)	(0.0050)
Change in headroom	¥ 3,906,215	¥ 3,406,514	¥ 8,194,765
Headroom	¥ 8,489,519	¥ 12,006,331	¥ 47,173,085